Annual Total Returns - FidelityOhioMunicipalIncomeFund-PRO - FidelityOhioMunicipalIncomeFund-PRO - Fidelity Ohio Municipal Income Fund - Fidelity Ohio Municipal Income Fund	Mar. 01, 2025
Bar Chart Table:
Annual Return 2015	4.24%
Annual Return 2016	0.19%
Annual Return 2017	6.03%
Annual Return 2018	0.39%
Annual Return 2019	7.08%
Annual Return 2020	4.28%
Annual Return 2021	1.52%
Annual Return 2022	(8.60%)
Annual Return 2023	5.43%
Annual Return 2024	1.98%